Exploration Expenditures	12 Months Ended
Dec. 31, 2017
Disclosure Of Exploration Expenditures [Abstract]
Exploration Expenditures
13.	EXPLORATION EXPENDITURES

The following tables summarize the Company’s exploration expenditures during the year ended December 31, 2017 and fifteen months ended December 31, 2016:

	For the year ended December 31, 2017
	Lithium Nevada $	Cauchari-Olaroz¹ $	Total $

Drilling	1,195	-	1,195
Engineering	14	-	14
Environmental	279	-	279
Geological and consulting	1,871	-	1,871
Field supplies, other services, and taxes	397	471	868
Lithium demo plant equipment depreciation	112	-	112
	3,868	471	4,339

[1]Expenditures related to the Cauchari-Olaroz project incurred directly by the Company. Starting from July 1, 2017, construction costs related to the Cauchari-Olaroz project are capitalized into Investment in Joint Venture.

13.	EXPLORATION EXPENDITURES (continued)

	For the fifteen months ended December 31, 2016
	Lithium Nevada $	Cauchari-Olaroz¹ $	Total $

Engineering	169	82	251
Environmental	83	-	83
Geological and consulting	1,800	454	2,254
Field supplies, other services, and taxes	280	440	720
Lithium demo plant equipment depreciation	140	-	140
	2,472	976	3,448

[1]Exploration expenditures prior to the formation of the Joint Venture